UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA           November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      9

Form 13F Information Table Value Total:      $1,122,675
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1.       028-06345                Peninsula Investment Partners, LP
2.       028-10690                Peninsula Capital Appreciation, LLC

                                                  FORM 13F INFORMATION TABLE
                                                Peninsula Capital Advisors, LLC
                                                      September 30, 2011

COLUMN 1                     COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8

                             TITLE                       VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE

CINCINNATI BELL INC NEW      COM            171871106    51,277 16,594,500  SH            SHARED      1,2  16,594,500
COGENT COMM GROUP INC        COM NEW        19239V302    51,110  3,800,000  SH            SHARED      1,2   3,800,000
DAVITA INC                   COM            23918K108   197,442  3,150,500  SH            SHARED      1,2   3,150,500
DIRECTV                      COM CL A       25490A101   207,123  4,900,000  SH            SHARED      1,2   4,900,000
FIBERTOWER CORP              COM NEW        31567R209     6,475  6,830,000  SH            SHARED      1,2   6,830,000
LIBERTY MEDIA CORP NEW       CAP COM SER A  53071M302   125,628  1,900,000  SH            SHARED      1,2   1,900,000
VALASSIS COMMUNICATIONS INC  COM            918866104    77,771  4,150,000  SH            SHARED      1,2   4,150,000
WSFS FINL CORP               COM            929328102    47,355  1,500,000  SH            SHARED      1,2   1,500,000
GRACE W R & CO DEL NEW       COM            38388F108   358,494 10,765,600  SH            SHARED      1,2  10,765,600


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